Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 3,163,426			$ 2,860,628				$ 7,482,773
Investments	10,818,051			9,992,900
Prepaid expenses	159,851			516,584				715,474
Total current assets	14,141,328			13,370,112				8,198,247
Prepaid expenses - long term	300,000			383,390				300,000
Intangible assets, net	626,529			704,561				808,604
Other assets								50,000
Total assets	15,067,857			14,458,063				9,356,851
Current liabilities:
Accounts payable	239,978			605,600				923,239
Accrued expenses	2,594,199			1,175,705				1,685,409
Accrued interest and financing expense	1,146,251			1,146,251				743,840
Due to officers - short term	600,000			600,000				600,000
Total current liabilities	4,580,428			3,527,556				4,576,087
Due to officers - long term	3,073,733			3,523,733				4,123,732
Total liabilities	7,654,161			7,051,289				8,699,819
Commitments and contingencies
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Officer [Member]			Officer [Member]
Other Liability, Noncurrent, Related Party, Type [Extensible Enumeration]	Officer [Member]			Officer [Member]
Shareholders' equity:
Ordinary shares, no par value per share, 8,333,334 ordinary shares authorized - 987,220 (987,220 ADS's) ordinary shares issued and outstanding at September 30, 2023 and 403,887 (403,887 ADS's) at December 31, 2022	$ 0			$ 0				0
Treasury stock, 45 ordinary shares	(2,932,000)			(2,932,000)				(2,932,000)
Additional paid in capital	54,499,138			47,855,521				31,659,017
Accumulated deficit	(44,153,442)			(37,516,747)				(28,069,985)
Total shareholders' equity	7,413,696	$ 9,071,872	$ 10,914,443	7,406,774	$ 9,167,688	$ (3,168,134)	$ (729,408)	657,032	$ (6,607,297)
Total liabilities and shareholders' equity	$ 15,067,857			$ 14,458,063				$ 9,356,851